RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring, Acquisition, And Other [Abstract]
Restructuring and other	$ 118	$ 187
Shaw acquisition-related costs	192	137
Restructuring, acquisition and other	$ 310	$ 324